Retirement Benefits - Movements in Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	¥ 40,387	¥ 40,030	¥ 35,032
Interest cost	(1,453)	(1,153)	(3,553)
Past service cost	(44)	(3)	(32)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,239,784	1,177,090
Current service cost	40,387	40,030
Interest cost	8,637	6,970
Actuarial losses-demographic assumptions	15,485	77,112
Actuarial losses (gains)-financial assumptions	5,896	(17,385)
Actuarial losses-experience	2,519	3,980
Benefits paid	(44,433)	(42,387)
Lump-sum payments	(24,109)	(11,365)
Past service cost	(44)	(3)
Acquisition of subsidiaries and businesses		7,096
Settlements		(621)
Others	(70,451)	(733)
At end of period	¥ 1,173,671	¥ 1,239,784	¥ 1,177,090